Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred tax assets	$ 62,712	$ 54,882
Deferred tax liabilities	$ (137,315)	$ (232,458)